Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the year	[1]	$ (20,729)		$ 4,190		$ 9,578
Items that may be reclassified subsequently to profit or loss
Currency translation differences	[2]	(1,843)		1,538		(3,771)
Exchange (gains) losses on translation of foreign operations reclassified to gain or loss on sale of businesses and fixed assets	[2]	(353)		880		0
Cash flow hedges marked to market	[2]	78		(100)		(126)
Cash flow hedges reclassified to the income statement	[2]	(37)		106		120
Costs of hedging marked to market	[2]	42		(4)		(244)
Costs of hedging reclassified to the income statement	[2]	22		57		58
Share of items relating to equity-accounted entities, net of tax	[2]	312		82		417
Income tax relating to items that may be reclassified	[2]	66		(70)		4
Total items that may be reclassified subsequently to profit or loss	[2]	(1,713)		2,489		(3,542)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	[2]	170		328		2,317
Cash flow hedges that will subsequently be transferred to the balance sheet	[2]	7		(3)		(37)
Income tax relating to items that will not be reclassified	[2]	(105)		(157)		(718)
Total items that will not be reclassified to profit or loss	[2]	72		168		1,562
Other comprehensive income	[1]	(1,641)		2,657		(1,980)
Total comprehensive income		(22,370)	[2]	6,847	[2]	7,598	[1]
Attributable to
bp shareholders	[2]	(21,983)		6,674		7,444
Non-controlling interests	[2]	$ (387)		$ 173		$ 154

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.